Current Liabilites - Trade and Other Payables - Summary of Current Liabilities Trade and Other Payables (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of trade and other payables [line Items]
Trade payables	$ 5,886,921	$ 5,533,659
Accruals	7,214,082	4,653,950
Other payables	310,438	446,949
Total trade and Other current payables	$ 13,411,441	$ 10,634,558